NORTHERN LIGHTS FUND TRUST

October 31, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – Giralda Fund

Granite Harbor Alternative Fund

Granite Harbor Tactical Fund

Ginkgo Multi-Strategy Fund

Altegris Managed Futures Strategy Fund

PSI Market Neutral Fund

PSI Total Return Fund

PSI Strategic Growth Fund

PSI Tactical Growth Fund

PSI Calendar Effects Fund

Post Effective Amendment Nos. 547, 553, 554, 555 and 556 to the Registration Statements on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Giralda Fund, Granite Harbor Alternative Fund, Granite Harbor Tactical Fund, Ginkgo Multi-Strategy Fund, Altegris Managed Futures Strategy Fund, PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund and PSI Calendar Effects Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Giralda Fund	547	0000910472-13-004399	October 25, 2013
Granite Harbor Alternatives Fund Granite Harbor Tactical Fund	553	0000910472-13-004441	October 29, 2013
Ginkgo Multi-Strategy Fund	554	0000910472-13-004442	October 29, 2013
Altegris Managed Futures Strategy Fund	555	0000910472-13-004443	October 29, 2013
PSI Market Neutral Fund PSI Total Return Fund PSI Strategic Growth Fund PSI Tactical Growth Fund PSI Calendar Effects Fund	556	0000910472-13-004445	October 29, 2013

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary